Acquisitions and Business Combinations - Summary of Preliminary Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 13, 2018
Consideration transferred:
Contingent consideration	$ 5,464
Cannex Capital Holdings Inc [member]
Consideration transferred:
Equity issued	181,110
Total	199,031
Fair value of net assets acquired:
Cash	9,119
Accounts receivable	1,869
Prepaid expenses	352
Inventory	527
Property and equipment	1,230
Notes receivable	2,233
Notes receivable – 4Front	12,497
Right-of-use assets	15,160
Investments	759
Lease receivables	33,192
Intangible assets	13,600
Goodwill	166,557
Accounts payable and accrued liabilities	(3,042)
Notes payable	(201)
Contingent consideration payable	(1,500)
Convertible notes	(39,881)
Lease liability	(16,442)
Total	199,031
Cannex Capital Holdings Inc [member] | Deposits on equipment [member]
Fair value of net assets acquired:
Deposits	2,182
Cannex Capital Holdings Inc [member] | Real Estate [member]
Fair value of net assets acquired:
Deposits	820
Cannex Capital Holdings Inc [member] | Fair value of GGP warrants [member]
Consideration transferred:
Liabilities incurred	5,779
Cannex Capital Holdings Inc [member] | Replacement warrants [member]
Consideration transferred:
Liabilities incurred	5,317
Cannex Capital Holdings Inc [member] | Replacement stock options [member]
Consideration transferred:
Liabilities incurred	6,825
Om of Medicine LLC [member]
Consideration transferred:
Cash	227
Contingent consideration	3,750
Equity issued	4,400
Total	9,435
Fair value of net assets acquired:
Cash	51
Inventory	298
Property and equipment	192
Right-of-use assets	574
Intangible assets	7,700
Goodwill	1,435
Accounts payable and accrued liabilities	(161)
Notes payable	(80)
Lease liability	(574)
Total	9,435
Om of Medicine LLC [member] | Payables issued [member]
Consideration transferred:
Liabilities incurred	1,058
PHX Interactive LLC [member]
Consideration transferred:
Cash	3,360
Equity issued	2,675
Total	6,340
Fair value of net assets acquired:
Cash	102
Inventory	91
Property and equipment	72
Deposits	2
Goodwill	6,225
Accounts payable and accrued liabilities	(152)
Total	6,340
PHX Interactive LLC [member] | Payables issued [member]
Consideration transferred:
Liabilities incurred	305
Healthy Pharms Inc [member]
Consideration transferred:
Cash	21,250	$ 21,250
Equity issued	3,500	3,500
Total	33,835	$ 33,835
Fair value of net assets acquired:
Cash	269
Prepaid expenses	70
Inventory	2,600
Biological assets	411
Property and equipment	4,522
Deposits	139
Intangible assets	20,850
Goodwill	6,065
Accounts payable and accrued liabilities	(223)
Income tax payable	(543)
Deferred tax liability	(232)
Finance lease payables	(93)
Total	33,835
Healthy Pharms Inc [member] | Notes payable issued [member]
Consideration transferred:
Liabilities incurred	$ 9,085